Cover	May 07, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	001-39958
Entity Registrant Name	TRINITY CAPITAL INC.
Entity Central Index Key	0001786108
Entity Tax Identification Number	35-2670395
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1 N. 1st Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	480
Local Phone Number	374-5350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRIN
Security Exchange Name	NASDAQ
7.875% Notes Due 2029
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRINZ
Security Exchange Name	NASDAQ
7.875% Notes Due 2029
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRINI
Security Exchange Name	NASDAQ